Each of the following six series portfolios of USAA ETF Trust (the "Predecessor Funds") were reorganized into corresponding series portfolios of Victory Portfolios II ("Acquiring Funds") (Reg. Nos. 333-229325 and 811-22696) on July 1, 2019:

Predecessor Funds	Acquiring Funds

USAA Core Intermediate-Term Bond ETF	VictoryShares USAA Core Intermediate-
Term Bond ETF
USAA Core Short-Term Bond ETF	VictoryShares USAA Core Short-Term
Bond ETF
USAA MSCI Emerging Markets Value	VictoryShares USAA MSCI Emerging
Momentum Blend Index ETF	Markets Value Momentum ETF
USAA MSCI International Value Momentum	VictoryShares USAA MSCI International
Blend Index ETF	Value Momentum ETF
USAA MSCI USA Small Cap Value	VictoryShares USAA MSCI USA Small
Momentum Blend Index ETF	Cap Value Momentum ETF
USAA MSCI USA Value Momentum Blend	VictoryShares USAA MSCI USA Value
Index ETF	Momentum ETF

The proxy voting report for the reporting period that the Predecessor Funds existed under USAA ETF Trust can be found in the N-PX filed by Victory Portfolios II on August 8, 2019, SEC Accession No. 0001104659-19-044954.